ACCOUNTS PAYABLE - Additional Information (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Breakage – GUC	R$ 0	R$ 0	R$ 1,589,798	R$ 0
Accounts payables – GUC – Chapter 11	R$ 0	R$ 0	R$ 56,825	R$ 0